Summary of Agile Notes (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loss on debt issuance					$ 653,208
Agile Term Notes [Member]
Debt Instrument [Line Items]
Beginning balance	$ 4,131,000	$ 5,538,000	$ 3,143,000	$ 3,143,000
Issuance of Agile term notes		262,500	4,000,000		3,450,000
Loss on debt issuance		110,500			390,000
Loss on restructuring			1,769,895		1,071,563
Repayments in cash	(1,724,250)	(1,929,885)	(3,540,800)		(1,857,151)
Change in fair value	75,250	149,885	165,905		88,588
Ending balance	2,482,000	$ 4,131,000	$ 5,538,000	2,482,000	3,143,000
Outstanding principal balance	2,108,014			2,108,014	2,269,695
Accrued interest	$ 1,499,649			$ 1,499,649	$ 100,095